Share-based payments - Schedule of RSU transactions continuity (Detail) - shares												12 Months Ended
	Dec. 22, 2025	Dec. 08, 2025	Nov. 28, 2025	Jul. 25, 2025	Jan. 06, 2025	Dec. 04, 2024	Nov. 07, 2024	Oct. 25, 2024	Oct. 09, 2024	Aug. 12, 2024	Jul. 01, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised				(125,000)
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of year												4,425,625	0
Granted	1,285,300				511,000	120,000	275,000	500,000	387,500	87,500	3,087,500	1,796,300	4,457,500
Exercised		(50,000)	(100,000)									(900,000)	(31,875)
Forfeit			275,000									275,000	0
Balance, end of year												5,046,925	4,425,625